Analysis of performance by segment - Segmental income statements (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
		Oct. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of operating segments
Gross premiums earned			$ 42,521	$ 45,064	$ 45,614
Outward reinsurance premiums			(32,209)	(1,583)	(1,183)
Earned premiums, net of reinsurance			10,312	43,481	44,431
Other income			670	700	531
Total revenue			10,982	44,181	44,962
Interest income			4,377	4,607	4,210
Other investment return			40,614	44,948	(13,327)
Total revenue, net of reinsurance			55,973	93,736	35,845
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance			(48,205)	(83,905)	(23,426)
Acquisition costs and other expenditure			(5,481)	(7,283)	(8,527)
Interest payable on core structural borrowings			(337)	(516)	(547)
Loss attaching to corporate transactions			(48)	(142)	(107)
Total charges net of reinsurance			(54,071)	(91,846)	(32,607)
Share of profit from joint ventures and associates, net of related tax			517	397	319
Profit before tax (being tax attributable to shareholders' and policyholders' returns)	[1]		2,419	2,287	3,557
Tax charge attributable to policyholders' returns			(271)	(365)	(107)
Profit before tax attributable to shareholders' returns			2,148	1,922	3,450
Analysis of profit (loss) before tax attributable to shareholders' returns from continuing operations:
Profit for the year			2,185	1,953	2,881
Tax attributable to shareholders			(37)	(31)	569
Profit (loss) before tax			2,148	1,922	3,450
Short-term fluctuations in investment returns on shareholder-backed business			4,841	3,203	791
Amortisation of acquisition accounting adjustments			39	43	61
(Gain) loss attaching to corporate transactions			(1,521)	142	107
Adjusted operating profit			5,507	5,310	4,409
Interest income for financial assets not at fair value through profit or loss			2,197	2,817	2,585
Interest income accrued in respect of impaired securities			1	4	5
Athene
Analysis of operating segments
Outward reinsurance premiums			(30,156)
US insurance operations | John Hancock Life Insurance Company
Analysis of operating segments
Gross premiums earned		$ 5,000
Increase in benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		5,500
Decrease in acquisition costs and other expenditure		$ 500
Analysis of profit (loss) before tax attributable to shareholders' returns from continuing operations:
Percentage of reinsurance agreement		100.00%
Operating segments after elimination of intra-group amounts, before unallocated
Analysis of operating segments
Gross premiums earned			42,367	44,966	45,562
Outward reinsurance premiums			(32,199)	(1,575)	(1,180)
Earned premiums, net of reinsurance			10,168	43,391	44,382
Other income			664	609	479
Total revenue			10,832	44,000	44,861
Operating segments after elimination of intra-group amounts, before unallocated | Hong Kong
Analysis of operating segments
Total revenue, net of reinsurance			9,232	9,821	10,307
Operating segments after elimination of intra-group amounts, before unallocated | Singapore
Analysis of operating segments
Total revenue, net of reinsurance			5,505	4,401
Operating segments after elimination of intra-group amounts, before unallocated | Asia
Analysis of operating segments
Gross premiums earned			23,341	23,757	21,989
Outward reinsurance premiums			(1,615)	(1,108)	(768)
Earned premiums, net of reinsurance			21,726	22,649	21,221
Other income			609	548	412
Total revenue			22,335	23,197	21,633
Operating segments after elimination of intra-group amounts, before unallocated | US
Analysis of operating segments
Gross premiums earned			19,026	21,209	23,573
Outward reinsurance premiums			(30,584)	(467)	(412)
Earned premiums, net of reinsurance			(11,558)	20,742	23,161
Other income			55	61	67
Total revenue			(11,503)	20,803	23,228
Operating segments after elimination of intra-group amounts, before unallocated | US insurance operations
Analysis of operating segments
Earned premiums, net of reinsurance			(11,558)
Other income			4
Total revenue			(11,554)
Operating segments after elimination of intra-group amounts, before unallocated | US asset management
Analysis of operating segments
Other income			51
Total revenue			51
Operating segments after elimination of intra-group amounts, before unallocated | Asset management operations
Analysis of operating segments
Other income			505	453	287
Operating segments
Analysis of operating segments
Interest income			4,341	4,540	4,142
Other investment return			40,604	45,029	(13,411)
Total revenue, net of reinsurance			55,814	93,603	35,715
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance			(48,105)	(83,853)	(23,400)
Acquisition costs and other expenditure			(4,810)	(6,559)	(7,935)
Interest payable on core structural borrowings			(21)	(20)	(20)
Loss attaching to corporate transactions			(18)	265	(66)
Total charges net of reinsurance			(52,954)	(90,167)	(31,421)
Share of profit from joint ventures and associates, net of related tax			517	397	319
Profit before tax (being tax attributable to shareholders' and policyholders' returns)			3,377	3,833	4,613
Tax charge attributable to policyholders' returns			(271)	(365)	(107)
Profit before tax attributable to shareholders' returns			3,106	3,468	4,506
Analysis of profit (loss) before tax attributable to shareholders' returns from continuing operations:
Profit for the year			3,135	3,345	3,797
Tax attributable to shareholders			(29)	123	709
Profit (loss) before tax			3,106	3,468	4,506
Short-term fluctuations in investment returns on shareholder-backed business			4,869	3,100	818
Amortisation of acquisition accounting adjustments			39	43	61
(Gain) loss attaching to corporate transactions			(1,551)	(265)	66
Adjusted operating profit			6,463	6,346	5,451
Operating segments | Asia
Analysis of operating segments
Interest income			1,961	1,569	1,450
Other investment return			11,755	13,406	(4,326)
Total revenue, net of reinsurance			36,051	38,172	18,813
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance			(28,488)	(29,119)	(11,664)
Acquisition costs and other expenditure			(3,989)	(5,157)	(5,162)
Loss attaching to corporate transactions				265	(15)
Total charges net of reinsurance			(32,477)	(34,011)	(16,841)
Share of profit from joint ventures and associates, net of related tax			517	397	319
Profit before tax (being tax attributable to shareholders' and policyholders' returns)			4,091	4,558	2,291
Tax charge attributable to policyholders' returns			(271)	(365)	(107)
Profit before tax attributable to shareholders' returns			3,820	4,193	2,184
Analysis of profit (loss) before tax attributable to shareholders' returns from continuing operations:
Profit for the year			3,382	3,725	1,815
Tax attributable to shareholders			438	468	369
Profit (loss) before tax			3,820	4,193	2,184
Short-term fluctuations in investment returns on shareholder-backed business			607	(657)	684
Amortisation of acquisition accounting adjustments			5	5	5
(Gain) loss attaching to corporate transactions			(765)	(265)	15
Adjusted operating profit			3,667	3,276	2,888
Operating segments | US
Analysis of operating segments
Interest income			2,380	2,971	2,692
Other investment return			28,849	31,623	(9,085)
Total revenue, net of reinsurance			19,763	55,431	16,902
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance			(19,617)	(54,734)	(11,736)
Acquisition costs and other expenditure			(821)	(1,402)	(2,773)
Interest payable on core structural borrowings			(21)	(20)	(20)
Loss attaching to corporate transactions			(18)		(51)
Total charges net of reinsurance			(20,477)	(56,156)	(14,580)
Profit before tax (being tax attributable to shareholders' and policyholders' returns)			(714)	(725)	2,322
Profit before tax attributable to shareholders' returns			(714)	(725)	2,322
Analysis of profit (loss) before tax attributable to shareholders' returns from continuing operations:
Profit for the year			(247)	(380)	1,982
Tax attributable to shareholders			(467)	(345)	340
Profit (loss) before tax			(714)	(725)	2,322
Short-term fluctuations in investment returns on shareholder-backed business			4,262	3,757	134
Amortisation of acquisition accounting adjustments			34	38	56
(Gain) loss attaching to corporate transactions			(786)		51
Adjusted operating profit			2,796	3,070	2,563
Operating segments | US insurance operations
Analysis of profit (loss) before tax attributable to shareholders' returns from continuing operations:
Adjusted operating profit			2,787	3,038	2,552
Operating segments | US asset management
Analysis of profit (loss) before tax attributable to shareholders' returns from continuing operations:
Adjusted operating profit			9	32	11
Elimination of intra-group amounts
Analysis of operating segments
Total revenue			(37)	(34)	(123)
Elimination of intra-group amounts | Asia
Analysis of operating segments
Total revenue					(56)
Elimination of intra-group amounts | US
Analysis of operating segments
Total revenue			(37)	(34)	(67)
Unallocated to a segment (Other operations)
Analysis of operating segments
Gross premiums earned			154	98	52
Outward reinsurance premiums			(10)	(8)	(3)
Earned premiums, net of reinsurance			144	90	49
Other income			6	91	52
Total revenue			150	181	101
Interest income			36	67	68
Other investment return			10	(81)	84
Total revenue, net of reinsurance			159	133	130
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance			(100)	(52)	(26)
Acquisition costs and other expenditure			(671)	(724)	(592)
Interest payable on core structural borrowings			(316)	(496)	(527)
Loss attaching to corporate transactions			(30)	(407)	(41)
Total charges net of reinsurance			(1,117)	(1,679)	(1,186)
Profit before tax (being tax attributable to shareholders' and policyholders' returns)			(958)	(1,546)	(1,056)
Profit before tax attributable to shareholders' returns			(958)	(1,546)	(1,056)
Analysis of profit (loss) before tax attributable to shareholders' returns from continuing operations:
Profit for the year			(950)	(1,392)	(916)
Tax attributable to shareholders			(8)	(154)	(140)
Profit (loss) before tax			(958)	(1,546)	(1,056)
Short-term fluctuations in investment returns on shareholder-backed business			(28)	103	(27)
(Gain) loss attaching to corporate transactions			30	407	41
Adjusted operating profit			$ (956)	$ (1,036)	$ (1,042)

[1]	This measure is the formal profit before tax measure under IFRS Standards. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders as it is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for tax borne by policyholders.